Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the components used in the computation of basic and diluted earnings per share (in thousands, except share and per share amounts):

	Year Ended December 31,
	2014	2013	2012
Numerator:
Income from continuing operations	$84,197	$(151,293)	$60,719
Discontinued operations, net of income taxes	—	1,838	762
Net income	$84,197	$(149,455)	$61,481
Denominator:
Basic weighted-average shares outstanding	145,044,351	129,700,000	129,700,000
Effect of dilutive shares:
Stock options and unvested restricted stock units	486,938	—	—
Diluted weighted-average shares outstanding	145,531,289	129,700,000	129,700,000
Earnings per share
Basic
Continuing operations	$0.58	$(1.17)	$0.47
Discontinued operations	—	0.02	—
Net earnings per share	$0.58	$(1.15)	$0.47
Diluted
Continuing operations	$0.58	$(1.17)	$0.47
Discontinued operations	—	0.02	—
Net earnings per share	$0.58	$(1.15)	$0.47

Antidilutive stock options not included in diluted earnings per share	1,295,280	—	—